Leases (Tables)	9 Months Ended
Sep. 30, 2019
Operating Lease Maturities [Abstract]
Lease, Cost [Table Text Block]	The following table summarizes lease cost for the nine months ended September 30, 2019 (in thousands):

Operating lease costs	$3,679
Variable lease costs	$1,994

Lessee, Operating Lease, Liability, Maturity [Table Text Block]
Maturities of operating lease liabilities for charter-in contracts with initial noncancelable terms in excess of one year at September 30, 2019 are as follows (in thousands):

Year
2019 *	$7,623
2020	29,369
2021	12,920
2022	—
2023	—
Thereafter	—
Total lease payments	$49,912
Less: Imputed interest **	(1,948)
Total present value of operating lease liabilities	$47,964
Less: Short-term portion	(28,475)
Long-term operating lease liabilities	$19,489

*For remaining three months ended December 31, 2019
**Based on incremental borrowing rate of